BALANCE SHEET COMPONENTS - Property Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 405,641	$ 414,747
Less: accumulated depreciation	(158,733)	(133,547)
Property, plant and equipment, net	246,908	281,200
Manufacturing equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	123,453	131,332
Land and buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	137,975	137,723
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	82,091	99,165
Solar power systems
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,382	1,326
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	34,811	30,039
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,303	2,662
Construction-in-process
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 24,626	$ 12,500